Document And Entity Information	Jan. 28, 2022
Document Information [Line Items]
Entity, Registrant Name	WVS Financial Corp
Document, Type	8-K
Document, Period End Date	Jan. 28, 2022
Entity, Incorporation, State or Country Code	PA
Entity, File Number	0-22444
Entity, Tax Identification Number	25-1710500
Entity, Address, Address Line One	9001 Perry Highway
Entity, Address, City or Town	Pittsburgh
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	15237
City Area Code	412
Local Phone Number	364-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WVFC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000910679